UBS Global Asset Management                          UBS Global Asset Management
                                                     51 West 52nd Street
                                                     New York, NY 10019-6114

                                                     David M. Goldenberg
                                                     Executive Director and
                                                     Deputy General Counsel
                                                     Tel: 212/882-5572
                                                     Fax: 212/882-5472

                               September 19, 2003

Via EDGAR
---------
Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  RE:      The UBS Funds - UBS U.S. Small Cap Growth series
                           File No.  333-107707
                           -----------------------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"1933   Act"),   this  letter   serves  as   certification   that  the  form  of
Prospectus/Proxy  Statement  that would have been filed under  paragraph  (b) of
Rule 497 of the 1933 Act  would  not  have  differed  from the  Prospectus/Proxy
Statement  contained  in  Post-Effective  Amendment  No.  1 to the  Registration
Statement on Form N-14 of The UBS Funds, which was filed with the Securities and
Exchange Commission electronically on September 17, 2003.

     Questions  or comments  related to this filing  should be directed to me at the number above or, in my absence, to Todd Lebo, Esquire at (212) 882-5961.

                                                     Very truly yours,

                                                     /s/David M. Goldenberg
                                                     David M. Goldenberg